Income Tax	12 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
INCOME TAX

4. INCOME TAX

	Years Ended June 30,
	2023	2022	2021

(a) Income tax expense:
Current tax	33,808	50,072	-
Adjustment for current tax of prior periods	70,651	19,936	-
Deferred tax	-	-	-

(b) Numerical reconciliation of income tax expense to prima facie tax payable:
Prima facie tax on net loss before income tax at 25% (2022: 25%, 2021: 26%)	(3,446,718)	(3,194,263)	(3,980,432)
Effect of lower tax rates of tax on overseas income	(6,440)	(9,712)	(11,344)

Add tax effect of:
Under/(Over) provision of income tax in previous year relating to a revision of estimates	70,651	19,936	-
Research and development expenditure (net of tax incentive)	1,267,940	1,516,215	1,393,478
Research and development tax offset (1)	-	-	(2,976,920)
Adjustments for current tax of prior periods (1)	-	-	1,764,370
Other	413,976	529,075	628,535

Deferred tax asset not recognised	1,805,050	1,208,757	3,182,313
Income tax expense attributable to loss before income tax	104,459	70,008	-

(c) Potential deferred tax asset as of June 30, 2023, 2022 and 2021 in respect of: tax losses not brought to account is (1)(2):	44,056,899	41,204,149	41,223,341
Temporary differences	3,675,742	2,903,797	4,549,151

(1)	As of June 30, 2023, the Group had a potential tax benefit related to gross tax losses carried forward of $164,311,376 (2022: $153,026,530) and a non-refundable R&D tax offset of $2,976,920 (2022: $2,976,920). The non-refundable tax offset and the adjustment for current tax of prior periods in 2021 relates to the 2020 R&D tax incentive claim which was submitted in 2021.
(2)	Unused tax loss amounts are only attributable to the Group’s operations in Australia, as the subsidiary in the United States has no carryforward tax losses as of June 30, 2023. Tax losses can be carried forward indefinitely subject to continuity of ownership and same business test rules.